Xtrackers MSCI Japan Hedged Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Japan US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.56%	19.73%	13.01%
MSCI Japan Index (reflects no deductions for fees, expenses ot taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.60%	6.60%	7.62%
Xtrackers MSCI Japan Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.28%	17.82%	11.58%
Xtrackers MSCI Japan Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.40%	14.86%	9.96%
Xtrackers MSCI Japan Hedged Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.09%	19.11%	12.43%
Performance Inception Date	Jun. 09, 2011